Long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Long-term debt consists of the following:

	December 31,
	2025	2024
Term loan	$206,720,000	$220,040,000
Unamortized debt issuance	(1,238,515)	(1,943,328)
Current portion	(2,320,000)	(2,320,000)
Long-term portion	$203,161,485	$215,776,672

Schedule of Annual Maturities of the Principal Amount of Total Debt Due	The following table summarizes the annual maturities of the principal amount of total debt due as of December 31:
2026	$2,320,000
2027	2,320,000
2028	202,080,000
$206,720,000